Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

April 30, 2019

T16-QTLY-0619

1.9862676.104

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.2%
Diversified REIT’s – 4.7%
Alexander & Baldwin, Inc.	44,639	$1,054,373
American Assets Trust, Inc.	21,575	996,549
Armada Hoffler Properties, Inc.	32,259	520,983
Colony Capital, Inc.	303,154	1,558,212
Empire State Realty Trust, Inc. Class A	95,735	1,480,063
Essential Properties Realty Trust, Inc.	30,799	636,923
Gladstone Commercial Corp.	18,962	412,424
Global Net Lease, Inc.	49,679	947,379
iStar, Inc.	44,039	381,818
Lexington Realty Trust	138,568	1,256,812
Liberty Property Trust	96,272	4,778,942
One Liberty Properties, Inc.	9,372	265,228
PS Business Parks, Inc.	13,383	2,055,896
STORE Capital Corp.	124,754	4,156,803
VEREIT, Inc.	630,107	5,204,684
Washington Real Estate Investment Trust	51,971	1,467,661
WP Carey, Inc.	104,907	8,321,223

		35,495,973

Health Care REIT’s – 9.1%
CareTrust REIT, Inc.	54,636	1,324,923
Community Healthcare Trust, Inc.	12,121	442,174
HCP, Inc.	306,077	9,114,973
Healthcare Realty Trust, Inc.	81,588	2,519,438
Healthcare Trust of America, Inc. Class A	134,837	3,718,805
LTC Properties, Inc.	25,856	1,165,071
Medical Properties Trust, Inc.	237,678	4,149,858
National Health Investors, Inc.	27,545	2,077,719
New Senior Investment Group, Inc.	53,682	300,083
Omega Healthcare Investors, Inc.	130,706	4,625,685
Physicians Realty Trust	118,891	2,147,172
Sabra Health Care REIT, Inc.	116,256	2,273,967
Senior Housing Properties Trust	154,628	1,241,663
Universal Health Realty Income Trust	8,461	685,510
Ventas, Inc.	232,182	14,188,642
Welltower, Inc.	244,672	18,235,404

		68,211,087

Hotel & Resort REIT’s – 4.9%
Apple Hospitality REIT, Inc.	141,692	2,330,833
Ashford Hospitality Trust, Inc.	62,430	343,989
Braemar Hotels & Resorts, Inc.	19,219	267,144
Chatham Lodging Trust	30,104	592,748
Chesapeake Lodging Trust	39,385	1,122,472
CorePoint Lodging, Inc.	27,050	338,125
DiamondRock Hospitality Co.	135,371	1,470,129
Hersha Hospitality Trust	24,441	453,869
Hospitality Properties Trust	107,099	2,784,574
Host Hotels & Resorts, Inc.	483,335	9,299,365
MGM Growth Properties LLC Class A	57,185	1,844,788
Park Hotels & Resorts, Inc.	131,049	4,204,052
Pebblebrook Hotel Trust	84,976	2,766,819
RLJ Lodging Trust	113,902	2,096,936
Ryman Hospitality Properties, Inc.	30,106	2,396,438

	Shares	Value
Summit Hotel Properties, Inc.	68,501	$795,297
Sunstone Hotel Investors, Inc.	148,887	2,143,973
Xenia Hotels & Resorts, Inc.	73,255	1,585,971

		36,837,522

Industrial REIT’s – 7.5%
Americold Realty Trust	113,336	3,627,885
Duke Realty Corp.	233,388	7,263,035
EastGroup Properties, Inc.	23,422	2,677,837
First Industrial Realty Trust, Inc.	82,262	2,901,381
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,298	938,574
Industrial Logistics Properties Trust	42,438	842,394
Monmouth Real Estate Investment Corp. Class A	56,907	781,902
Prologis, Inc.	410,038	31,437,613
Rexford Industrial Realty, Inc.	60,513	2,292,838
STAG Industrial, Inc.	71,044	2,044,646
Terreno Realty Corp.	38,478	1,718,043

		56,526,148

Office REIT’s – 10.0%
Alexandria Real Estate Equities, Inc.	70,036	9,972,426
Boston Properties, Inc.	100,593	13,843,609
Brandywine Realty Trust	116,163	1,787,749
Columbia Property Trust, Inc.	76,752	1,743,038
Corporate Office Properties Trust	70,892	1,976,469
Cousins Properties, Inc.	273,813	2,620,390
Douglas Emmett, Inc.	105,141	4,330,758
Easterly Government Properties, Inc.	39,685	714,330
Equity Commonwealth	79,145	2,516,811
Franklin Street Properties Corp.	70,212	551,866
Highwoods Properties, Inc.	67,398	3,004,603
Hudson Pacific Properties, Inc.	102,149	3,560,914
JBG SMITH Properties	74,813	3,183,293
Kilroy Realty Corp.	65,613	5,046,296
Mack-Cali Realty Corp.	58,841	1,369,818
NorthStar Realty Europe Corp.	29,042	517,819
Office Properties Income Trust	31,163	845,764
Paramount Group, Inc.	138,844	2,011,849
Piedmont Office Realty Trust, Inc. Class A	83,515	1,738,782
SL Green Realty Corp.	55,536	4,906,050
Tier REIT, Inc.	35,170	996,718
Vornado Realty Trust	111,547	7,712,360

		74,951,712

Residential REIT’s – 14.0%
American Campus Communities, Inc.	89,246	4,212,411
American Homes 4 Rent Class A	173,488	4,160,242
Apartment Investment & Management Co. Class A	100,417	4,956,583
AvalonBay Communities, Inc.	90,030	18,089,728
Camden Property Trust	60,659	6,105,328
Equity Lifestyle Properties, Inc.	55,529	6,480,234
Equity Residential	239,980	18,339,272
Essex Property Trust, Inc.	43,031	12,156,258
Front Yard Residential Corp.	33,382	330,816

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Common Stocks – continued

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Independence Realty Trust, Inc.	58,210	$616,444
Investors Real Estate Trust	7,818	471,269
Invitation Homes, Inc.	221,645	5,510,095
Mid-America Apartment Communities, Inc.	74,147	8,112,423
NexPoint Residential Trust, Inc.	12,068	452,429
Preferred Apartment Communities, Inc. Class A	26,731	418,073
Sun Communities, Inc.	56,250	6,923,250
UDR, Inc.	174,813	7,857,844
UMH Properties, Inc.	22,253	312,655

		105,505,354

Retail REIT’s – 13.7%
Acadia Realty Trust	53,104	1,499,657
Agree Realty Corp.	22,448	1,469,671
Alexander’s, Inc.	1,511	573,621
American Finance Trust, Inc.	51,712	507,295
Brixmor Property Group, Inc.	195,445	3,494,557
Brookfield Property REIT, Inc. Class A	64,252	1,338,369
CBL & Associates Properties, Inc.	111,248	112,360
Cedar Realty Trust, Inc.	58,760	180,393
Federal Realty Investment Trust	48,105	6,438,854
Getty Realty Corp.	22,438	727,664
Kimco Realty Corp.	274,439	4,772,494
Kite Realty Group Trust	54,707	863,824
National Retail Properties, Inc.	103,646	5,453,852
Pennsylvania Real Estate Investment Trust	45,395	273,278
Realty Income Corp.	192,221	13,457,392
Regency Centers Corp.	99,317	6,671,123
Retail Opportunity Investments Corp.	74,264	1,303,333
Retail Properties of America, Inc. Class A	140,172	1,722,714
Retail Value, Inc.	10,066	337,211
RPT Realty	51,944	630,081
Saul Centers, Inc.	8,871	473,268
Seritage Growth Properties, Class A	22,113	986,019
Simon Property Group, Inc.	201,457	34,993,081
SITE Centers Corp.	102,235	1,353,591
Spirit MTA REIT	27,571	185,829
Spirit Realty Capital, Inc.	55,881	2,260,945
Tanger Factory Outlet Centers, Inc.	60,830	1,098,590
Taubman Centers, Inc.	39,840	1,964,112
The Macerich Co.	68,898	2,765,566
Urban Edge Properties	74,430	1,382,165
Urstadt Biddle Properties, Inc. Class A	19,310	423,468
Washington Prime Group, Inc.	120,419	535,865
Weingarten Realty Investors	79,481	2,300,180
Whitestone REIT	23,187	297,489

		102,847,911

Specialized REIT’s – 32.3%
American Tower Corp.	286,907	56,032,937
CatchMark Timber Trust, Inc. Class A	32,109	321,090
CoreCivic, Inc.	77,250	1,607,573
CoreSite Realty Corp.	23,911	2,616,103

	Shares	Value
Crown Castle International Corp.	270,209	$33,986,888
CubeSmart	121,380	3,873,236
CyrusOne, Inc.	68,976	3,841,273
Digital Realty Trust, Inc.	134,360	15,815,516
EPR Properties	48,444	3,820,294
Equinix, Inc.	52,362	23,809,001
Extra Space Storage, Inc.	82,404	8,544,471
Four Corners Property Trust, Inc.	44,148	1,255,569
Gaming and Leisure Properties, Inc.	132,457	5,348,614
InfraREIT, Inc.	28,656	603,209
Iron Mountain, Inc.	177,084	5,751,688
Lamar Advertising Co. Class A	55,417	4,581,323
Life Storage, Inc.	30,348	2,891,861
National Storage Affiliates Trust	36,909	1,079,957
Outfront Media, Inc.	90,963	2,167,648
PotlatchDeltic Corp.	41,733	1,613,398
Public Storage	102,213	22,607,471
QTS Realty Trust, Inc. Class A	33,200	1,505,620
Rayonier, Inc.	84,345	2,681,328
SBA Communications Corp. (a)	73,811	15,037,515
The Geo Group, Inc.	79,274	1,587,065
Uniti Group, Inc.	110,787	1,217,549
VICI Properties, Inc.	263,585	6,009,738
Weyerhaeuser Co.	487,984	13,077,971

		243,285,906

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		723,661,613

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.7%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	38,718	329,490
Tejon Ranch Co. (a)	14,493	250,004
The RMR Group, Inc. Class A	3,931	227,369
The St Joe Co. (a)	23,840	406,234

		1,213,097

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	6,915	133,252
The Howard Hughes Corp. (a)	26,624	2,955,264

		3,088,516

Real Estate Operating Companies – 0.3%
FRP Holdings, Inc. (a)	4,600	233,174
Kennedy-Wilson Holdings, Inc.	84,408	1,818,148

		2,051,322

Real Estate Services – 2.8%
Altisource Portfolio Solutions S.A. (a)	7,152	169,288
CBRE Group, Inc. Class A (a)	210,927	10,982,969
Cushman & Wakefield PLC (a)	34,978	686,968
eXp World Holdings, Inc. (a)	15,628	170,345
HFF, Inc. Class A	24,224	1,152,820
Jones Lang LaSalle, Inc.	29,675	4,586,865
Marcus & Millichap, Inc. (a)	12,521	539,655
Newmark Group, Inc. Class A	81,002	690,137
RE/MAX Holdings, Inc. Class A	11,618	503,408

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Realogy Holdings Corp.	77,136	$1,004,311
Redfin Corp. (a)	32,136	664,572

		21,151,338

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		27,504,273

TOTAL COMMON STOCKS (Cost $729,773,113)		751,165,886

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $370,506)	370,506	$370,506

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $730,143,619)		751,536,392

NET OTHER ASSETS (LIABILITIES) – 0.0%		329,884

NET ASSETS – 100.0%		$751,866,276

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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